segment information - Operating revenue (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Operating revenues
Revenues arising from contracts with customers	$ 3,656	$ 3,587	$ 7,319	$ 7,076
Other operating income	72	10	103	27
Total	3,728	3,597	7,422	7,103
EBITDA	1,359	1,373	2,768	2,752	$ 5,570	$ 5,554	$ 5,336
Capital expenditures (excluding spectrum licences)					$ (2,911)		$ (2,889)
Wireless
Operating revenues
Revenues arising from contracts with customers	1,832	1,978	3,717	3,897
Other operating income	(1)	5	(2)	10
Total external revenues	1,831	1,983	3,715	3,907
Intersegment revenues	15	14	29	27
Total	1,846	1,997	3,744	3,934
EBITDA	870	919	1,804	1,827
Capital expenditures (excluding spectrum licences)	234	223	428	400
Wireless | Service
Operating revenues
Revenues arising from contracts with customers	1,485	1,534	3,008	3,034
Wireless | Equipment
Operating revenues
Revenues arising from contracts with customers	347	444	709	863
Wireline
Operating revenues
Revenues arising from contracts with customers	1,824	1,609	3,602	3,179
Other operating income	73	5	105	17
Total external revenues	1,897	1,614	3,707	3,196
Intersegment revenues	64	60	127	116
Total	1,961	1,674	3,834	3,312
EBITDA	489	454	964	925
Capital expenditures (excluding spectrum licences)	522	547	993	1,016
Wireline | Service
Operating revenues
Revenues arising from contracts with customers	1,765	1,552	3,487	3,072
Wireline | Equipment
Operating revenues
Revenues arising from contracts with customers	59	57	115	107
Consolidated
Operating revenues
Revenues arising from contracts with customers	3,656	3,587	7,319	7,076
Other operating income	72	10	103	27
Total external revenues	3,728	3,597	7,422	7,103
Total	3,728	3,597	7,422	7,103
EBITDA	1,359	1,373	2,768	2,752
Capital expenditures (excluding spectrum licences)	756	770	1,421	1,416
Consolidated | Service
Operating revenues
Revenues arising from contracts with customers	3,250	3,086	6,495	6,106
Consolidated | Equipment
Operating revenues
Revenues arising from contracts with customers	406	501	824	970
Eliminations
Operating revenues
Intersegment revenues	(79)	(74)	(156)	(143)
Total	$ (79)	$ (74)	$ (156)	$ (143)